Selected Statements Of Operations Data (Schedule Of Net Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Statements Of Operations Data [Abstract]
Numerator for basic and diluted net earnings per share - income (loss) available to shareholders of Ordinary shares	$ (23,391)	$ (53,654)	$ 14,062
Denominator for basic net earnings per share - weighted average number of shares	36,457,989	35,975,434	34,854,657
Employee stock options and RSU			1,710,173
Denominator for diluted net earnings per share - adjusted weighted average number of shares	36,457,989	35,975,434	36,564,830